INVENTORIES (Details) - CLP ($)	12 Months Ended			24 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
INVENTORIES
Total	$ 191,350,206,000	$ 127,972,650,000		$ 191,350,206,000
Cost of inventory recognized as cost of sales	1,375,392,773,000	1,022,498,659,000	$ 1,048,343,767,000
Percentage raw materials composed of concentrate and sweeteners as well as caps and other supplies				80
Gross asset
INVENTORIES
Raw materials (1)	134,153,673,000	80,902,721,000		134,153,673,000
Finished goods	34,222,429,000	27,556,884,000		34,222,429,000
Spare parts and supplies	23,063,797,000	19,592,377,000		23,063,797,000
Work in progress	109,467,000	76,577,000		109,467,000
Other inventories	3,358,474,000	3,101,016,000		3,358,474,000
Obsolescence provision
INVENTORIES
Inventory	$ (3,557,634,000)	$ (3,256,925,000)		$ (3,557,634,000)